Variable Interest Entities - Summary of Carrying Amounts of Assets and Liabilities Related to Variable Interests (Parenthetical) (Detail) (VIE [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
VIE [Member]
Variable Interest Entity [Line Items]
Reimbursement obligation of LOC, if drawn	$ 165.0